Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of components of long-term debt

	September 30, 2022	December 31, 2021
Term loan balance	$72,500	$77,000
Less unamortized loan origination costs	(2,957)	(3,334)
Total borrowed	69,543	73,666
Less short-term loan balance	-	(22,666)
Long-term loan balance	$69,543	$51,000

	As of December 31,
	2021	2020
Term loan balance	$77,000	$48,524
Less unamortized loan origination costs	(3,334)	(820)
Total borrowed	73,666	47,704
Less short-term loan balance	(22,666)	(680)
Long-term loan balance	$51,000	$47,024

Schedule of maturities of long-term debt

Fiscal Years Ending December 31,
2022	$1,500
2023	71,000
Total	$72,500

Schedule of Maturities of Long-term Debt
Fiscal Years Ending December 31,
2022	$26,000
2023	6,000
2024	45,000
Total	$77,000